Current Tax and Deferred Taxes - Schedule of Income Tax Provision (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Provision [Abstract]
Income taxes	$ (333,719)	$ (298,877)
Less:
Monthly prepaid taxes	483,615	429,554
Credit for training expenses	1,820	2,300
Other	8,021	7,409
Total tax (receivable) payable, net	$ 159,737	$ 140,386
Tax Rate	27.00%	27.00%	27.00%
Current tax assets	$ 159,869	$ 141,194
Current tax liabilities	(132)	(808)
Total tax receivable (payable), net	$ 159,737	$ 140,386